Related Party Transactions - Additional Information (Details) - Directors Member $ in Thousands	Mar. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Operating lease right-of-use assets, related party	$ 3,292
Operating lease liabilities, related party	$ 3,517